Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (376,817,036)	$ (54,104,622)	¥ (254,394,464)	¥ (144,957,923)
(used in) operating activities:
Depreciation and amortization	10,483,764	1,505,293	18,525,363	14,551,292
Provision for doubtful accounts	4,452,821	639,351	130,140,248	1,156,935
Provision for doubtful accounts – other assets			8,239,284
Stock compensation expenses	6,447,471	925,749	10,582,557	191,418,458
Deferred tax benefit	(3,758,877)	(539,712)	(3,024,853)	(1,582,948)
Gain from sale of equity interest in unconsolidated subsidiary	(387,632)	(55,657)
Gain (loss) from short term investments	88,267,548	12,673,743	(2,491,671)	(12,284,332)
Loss from disposal of property and equipment			208	31,556
Loss (gain) from deconsolidation of subsidiaries	(8,952,752)	(1,285,465)	901,526
Gain from acquisition			(5,781,318)
Income from unconsolidated subsidiary	(1,826,318)	(262,229)	(721,439)
Amortization of operating lease right-of-use assets	1,749,137	251,147	1,187,629	240,733
Amortization of debt discount			1,396,731	914,864
Impairment loss for goodwill	35,493,300	5,096,244	131,194,659	7,276,957
Impairment loss from long-lived assets	13,713,235	1,968,991	4,308,822
Impairment loss on inventory and contract costs			11,074,431
Change in fair value of warrant liabilities	(832,355)	(119,512)
Change in fair value of business acquisition payable			(3,239,892)
Change in operating assets and liabilities:
Accounts receivables	(3,873,010)	(556,099)	9,378,693	(110,619,162)
Inventories	4,653,176	668,118	(20,837,892)	(1,858,884)
Contract costs				3,243,048
Prepaid services fees	193,987	27,853	(12,192,007)	(29,388,668)
Other receivables and prepaid expenses	403,493	57,935	(12,335,295)	3,863,170
Prepaid expenses and deposits	190,101	27,295	496,610	200,136
Accounts payable	(2,373,625)	(340,813)	5,553,298	(2,099,143)
Deferred revenues	(12,011,173)	(1,724,603)	18,086,679	9,231,864
Other payables and accrued liabilities	8,739,816	1,254,891	27,335,797	2,626,021
Operating lease liabilities	(1,714,996)	(246,245)	(1,140,006)	(240,358)
Taxes payable	(396,465)	(56,926)	(4,083,179)	1,315,703
Net cash provided by (used in) operating activities	(238,156,390)	(34,195,273)	58,160,519	(66,960,681)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of cost method investment	(54,052,200)	(7,760,991)	(600,000)	(109,700,000)
Payments of Fe-da Electronics acquisition, net				(95,483,696)
Prepayments for real estate purchase			(142,527,894)
Purchases of property and equipment	(1,105,905)	(158,789)	(25,165,482)	(484,774)
Purchases of short term investments	(591,813,924)	(84,974,575)	(201,322,736)	(173,557,366)
Redemption of short term investments	501,798,043	72,049,801	202,383,746	151,096,293
Consideration received from sale of equity interest	2,657,913	381,632
Cash decrease due to deconsolidation	(1,660,917)	(238,480)	(15,338,034)
Payment for Shanghai Guoyu acquisition			(20,000,000)
Cash received from Tapuyu, Pengcheng and Bimai acquisitions	2,033	292	161,638
(Loan to) collection from third party	26,335,190	3,781,293	(26,160,000)
(Loan to) collection of receivable from ICinit	27,589,530	3,961,395	(9,100,000)
Net cash used in investing activities	(90,250,237)	(12,958,422)	(237,668,762)	(228,129,543)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net			508,132,968	572,812,469
Proceeds from short term loan – banking facility			7,628,698
Payments to banking facility			(20,531,708)	(16,062,786)
Proceeds from related party loans	47,029,482	6,752,647	48,216,145	96,300,000
Repayments to related party loans	(77,144,627)	(11,076,677)	(47,560,843)	(96,350,000)
Capital contribution from noncontrolling interests				5,940,103
Sale of subsidiary’s noncontrolling interest			87,369,300
Cash received from recapitalization of MicroAlgo	138,970,347	19,953,816
Deferred merger costs			(3,839,567)
Net cash provided by financing activities	108,855,202	15,629,786	579,414,993	562,639,786
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	39,986,359	5,741,371	(15,668,701)	(28,489,442)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(179,565,066)	(25,782,538)	384,238,049	239,060,120
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	752,347,147	108,024,459	368,109,098	129,048,978
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	572,782,081	82,241,921	752,347,147	368,109,098
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,250,425	179,540	4,383,015	4,946,316
Cash paid for interest	20,124	2,889	113,131	122,626
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of Fe-da Electronics with acquisition payables				1,864,131
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,440,166	1,761,892
Payments to vendors made by banking facility				16,062,786
Reclassification of investment in subsidiary to additional paid in capital upon sales of subsidiary non controlling interest				88,671,062
Deferred merger costs reclassified to additional paid in capital	3,839,567	551,298
Reclassification of equity investment to cost method	1,460,484	209,701
Consideration receivable from sale of equity interest			40,972
Cash and cash equivalents	572,782,081	82,241,921	751,904,587	355,020,149
Restricted cash			442,560	13,088,949
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 572,782,081	$ 82,241,921	¥ 752,347,147	¥ 368,109,098